Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)

14. OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the components of other comprehensive income (loss), including reclassification adjustments and tax effects:

(¥ in millions)
	2012			2011			2010
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(13,386)	¥27	¥(13,359)	¥(26,930)	¥548	¥(26,382)	¥8,248	¥2	¥8,250
Reclassification adjustment for losses (gains) realized in net income	—	—	—	—	—	—	—	—	—

	(13,386)	27	(13,359)	(26,930)	548	(26,382)	8,248	2	8,250

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	1,886	18	1,904	(5,536)	2,245	(3,291)	21,476	(8,718)	12,758
Reclassification adjustment for losses (gains) realized in net income	2,043	(727)	1,316	(3,087)	1,253	(1,834)	(1,678)	681	(997)

	3,929	(709)	3,220	(8,623)	3,498	(5,125)	19,798	(8,037)	11,761

Unrealized gains (losses) on derivatives:
Unrealized gains (losses) onderivatives arising during period	101	(39)	62	(662)	228	(434)	(1,310)	472	(838)
Reclassification adjustments for losses realized in net income (gains) realized in net income	771	(295)	476	1,888	(650)	1,238	2,179	(785)	1,394

	872	(334)	538	1,226	(422)	804	869	(313)	556

Pension liability adjustments:
Pension liability adjustments arising during period	(12,529)	4,242	(8,287)	(4,602)	1,722	(2,880)	7,712	(3,133)	4,579
Reclassification adjustment for losses (gains) realized in net income	(115)	41	(74)	(336)	136	(200)	8,803	(3,574)	5,229

	(12,644)	4,283	(8,361)	(4,938)	1,858	(3,080)	16,515	(6,707)	9,808

Other comprehensive income (loss)	¥(21,229)	¥3,267	¥(17,962)	¥(39,265)	¥5,482	¥(33,783)	¥45,430	¥(15,055)	¥30,375

The following table presents the components of other comprehensive income (loss) attributable to Kubota Corporation and noncontrolling interests:

(¥ in millions)
	2012			2011			2010
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥(10,743)	¥(2,616)	¥(13,359)	¥(23,294)	¥(3,088)	¥(26,382)	¥6,408	¥1,842	¥8,250
Unrealized gains (losses) on securities	3,190	30	3,220	(5,128)	3	(5,125)	11,728	33	11,761
Unrealized gains (losses) on derivatives	531	7	538	805	(1)	804	570	(14)	556
Pension liability adjustments	(8,095)	(266)	(8,361)	(3,093)	13	(3,080)	9,723	85	9,808

Other comprehensive income (loss)	¥(15,117)	¥(2,845)	¥(17,962)	¥(30,710)	¥(3,073)	¥(33,783)	¥28,429	¥1,946	¥30,375